PROPERTY AND EQUIPMENT, NET (Details) - USD ($)	Jun. 30, 2025	Dec. 31, 2024
PROPERTY AND EQUIPMENT, NET
Total Assets	$ 3,782,862	$ 3,412,335
Less accumulated depreciation	(218,347)	(162,649)
Net Assets	3,564,515	3,249,686
Land and buildings
PROPERTY AND EQUIPMENT, NET
Total Assets	3,352,882	3,059,448
Building fixtures, facilities, and furniture
PROPERTY AND EQUIPMENT, NET
Total Assets	210,166	191,771
Leasehold improvement
PROPERTY AND EQUIPMENT, NET
Total Assets	22,765	20,773
Landscaping
PROPERTY AND EQUIPMENT, NET
Total Assets	23,730	21,653
Office Equipment and Fixtures
PROPERTY AND EQUIPMENT, NET
Total Assets	3,819	3,485
Auto
PROPERTY AND EQUIPMENT, NET
Total Assets	44,533	40,636
Construction in progress
PROPERTY AND EQUIPMENT, NET
Total Assets	$ 124,967	$ 74,569